Staff costs and Directors' emoluments - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	6,658	6,587	7,311
Americas [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	2,149	2,121	2,082
Europe [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	813	782	1,041
AMEA [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,454	1,598	1,658
China [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	294	299	865
Central [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,948	1,787	1,665